UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/15 (Unaudited)

CONVERTIBLE BONDS AND NOTES (70.6%)(a)
	Principal amount	Value

Automotive (1.9%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019	$8,116,000	$6,411,640

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021	11,975,000	11,690,594

		18,102,234
Biotechnology (7.8%)

Aegerion Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 2s, 2019	9,295,000	7,604,472

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019	4,275,000	10,284,047

ARIAD Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 3 5/8s, 2019	6,955,000	7,906,966

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1 1/2s, 2020	5,714,000	9,610,234

Emergent BioSolutions, Inc. cv. sr. unsec. unsub. bonds 2 7/8s, 2021	5,210,000	6,414,813

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016	2,878,000	14,953,009

Illumina, Inc. cv. sr. unsec. bonds 0 1/2s, 2021	3,760,000	4,598,950

Medicines Co. (The) cv. sr. unsec. notes 2 1/2s, 2022	5,600,000	6,433,000

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2020	2,359,000	4,234,405

United Therapeutics Corp. cv. sr. unsec. notes 1s, 2016	640,000	2,266,000

		74,305,896
Broadcasting (1.3%)

Liberty Media Corp. cv. sr. unsec. bonds 1 3/8s, 2023	13,096,000	12,637,640

		12,637,640
Commercial and consumer services (5.1%)

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021	3,380,000	4,036,988

Ctrip.com International, Ltd. 144A cv. sr. unsec. notes 1.99s, 2025 (China)	4,686,000	4,425,341

Euronet Worldwide, Inc. 144A cv. sr. unsec. notes 1 1/2s, 2044	6,739,000	7,888,842

Huron Consulting Group, Inc. cv. sr. unsec. unsub. notes 1 1/4s, 2019	5,116,000	5,675,563

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019	7,145,000	8,507,016

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018	13,271,000	18,554,517

		49,088,267
Communications equipment (0.7%)

Ciena Corp. 144A cv. sr. unsec. notes 3 3/4s, 2018	4,944,000	7,057,560

		7,057,560
Computers (4.8%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2019	5,969,000	6,491,288

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020	5,874,000	5,150,764

Brocade Communications Systems, Inc. cv. sr. unsec. notes 1 3/8s, 2020	5,110,000	5,046,125

Electronics For Imaging, Inc. 144A cv. sr. unsec. unsub. notes 0 3/4s, 2019	6,385,000	6,696,269

Infinera Corp. 144A cv. sr. unsec. unsub. bonds 1 3/4s, 2018	2,412,000	4,655,160

Spansion, LLC company guaranty cv. sr. unsec. bonds 2s, 2020	1,330,000	2,729,825

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0 3/4s, 2019	5,777,000	6,676,046

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021	7,664,000	8,502,250

		45,947,727
Conglomerates (1.1%)

Siemens Financieringsmaatschappij N.V. cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)	9,500,000	10,701,275

		10,701,275
Construction (0.7%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)	6,065,000	6,857,241

		6,857,241
Consumer (1.3%)

Jarden Corp. company guaranty cv. sr. unsec. bonds 1 1/8s, 2034	4,569,000	5,651,282

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2018	3,726,000	6,650,910

		12,302,192
Consumer finance (1.1%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3s, 2020	5,263,000	5,693,908

PRA Group, Inc. cv. sr. unsec. unsub. bonds 3s, 2020	3,944,000	4,506,020

		10,199,928
Electronics (9.6%)

GT Advanced Technologies, Inc. cv. sr. unsec. notes 3s, 2020 (In default)(NON)	2,944,000	853,760

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039	9,570,000	13,912,388

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018	1,523,000	2,266,414

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031	5,365,000	7,122,038

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes Ser. G, 1 5/8s, 2025	11,697,000	10,995,180

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033	3,808,000	6,625,920

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043	4,425,000	4,120,781

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018	10,171,000	11,645,795

NXP Semiconductors NV 144A cv. sr. unsec. notes 1s, 2019	10,154,000	11,918,258

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	10,062,000	11,835,428

SanDisk Corp. cv. sr. unsec. bonds 0 1/2s, 2020	10,891,000	10,877,386

		92,173,348
Energy (oil field) (1.0%)

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019	3,239,000	2,579,054

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2 1/2s, 2027	6,733,000	6,560,467

		9,139,521
Energy (other) (1.7%)

SunEdison, Inc. 144A cv. sr. unsec. notes 2 5/8s, 2023	4,872,000	4,406,115

SunEdison, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2020	11,871,000	12,256,808

		16,662,923
Entertainment (1.6%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2 1/2s, 2019	8,158,000	8,703,566

TiVo, Inc. 144A cv. sr. unsec. notes 2s, 2021	7,007,000	6,367,611

		15,071,177
Financial (0.9%)

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017	5,210,000	8,544,400

		8,544,400
Health-care services (2.1%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018	7,172,000	9,036,720

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043	3,819,000	4,821,488

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018	5,703,000	6,779,441

		20,637,649
Homebuilding (0.3%)

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020	1,184,000	2,827,540

		2,827,540
Insurance (0.8%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018	3,665,000	7,836,228

		7,836,228
Investment banking/Brokerage (2.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016	9,532,000	9,663,065

Cowen Group, Inc. cv. sr. unsec. unsub. notes 3s, 2019	4,779,000	5,755,708

Prospect Capital Corp. cv. sr. unsec. bonds 5 7/8s, 2019	7,690,000	7,584,263

		23,003,036
Lodging/Tourism (0.7%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)	4,670,000	7,124,669

		7,124,669
Manufacturing (1.0%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	7,720,000	5,775,525

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036	2,905,000	3,898,147

		9,673,672
Media (0.8%)

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043	4,404,000	7,294,125

		7,294,125
Medical technology (2.4%)

Cepheid, Inc. cv. sr. unsec. bonds 1 1/4s, 2021	3,753,000	4,156,448

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)	3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)	3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)	5,185,000	7,294,647

Insulet Corp. cv. sr. unsec. notes 2s, 2019	4,440,000	4,456,650

Wright Medical Group, Inc. 144A cv. sr. unsec. notes 2s, 2020	6,316,000	6,675,223

		23,088,088
Oil and gas (2.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038	1,854,000	1,497,105

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019	7,862,000	5,277,368

Goodrich Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2032	2,043,000	817,200

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017	5,345,000	4,543,250

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020	10,477,000	9,069,153

		21,204,076
Pharmaceuticals (3.0%)

IGI Laboratories, Inc. 144A cv. sr. unsec. notes 3 3/4s, 2019	4,271,000	4,174,903

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)	14,371,000	17,460,765

Mylan, Inc./PA cv. company guaranty sr. unsec. notes 3 3/4s, 2015	540,000	2,357,438

TESARO, Inc. cv. sr. unsec. notes 3s, 2021	2,720,000	4,943,600

		28,936,706
Real estate (3.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)	7,045,000	7,555,763

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018	8,565,000	10,315,472

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)	4,751,000	5,621,027

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)	6,825,000	7,268,625

		30,760,887
Semiconductor (1.3%)

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041	5,610,000	12,675,094

		12,675,094
Shipping (1.4%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022	5,079,000	4,767,911

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019	7,476,000	8,293,688

		13,061,599
Software (1.4%)

Red Hat, Inc. 144A cv. sr. unsec. unsub. notes 0 1/4s, 2019	5,585,000	7,002,194

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018	4,945,000	6,032,900

		13,035,094
Staffing (0.6%)

Monster Worldwide, Inc. 144A cv. sr. unsec. notes 3 1/2s, 2019	3,785,000	5,528,466

		5,528,466
Technology services (4.2%)

FireEye, Inc. 144A cv. sr. unsec. notes Ser. B, 1 5/8s, 2035	4,975,000	5,147,135

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029	6,905,000	8,178,109

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018	7,820,000	9,843,425

Twitter, Inc. cv. sr. unsec. unsub. notes 1s, 2021	12,235,000	10,590,922

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018	6,405,000	6,505,078

		40,264,669
Telecommunications (0.4%)

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020	4,706,000	4,273,636

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)	5,121,000	512

		4,274,148
Tobacco (0.9%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019	5,585,000	8,705,116

		8,705,116
Transportation services (0.9%)

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020	5,456,000	5,783,360

XPO Logistics, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2017	1,175,000	3,140,922

		8,924,282

Total convertible bonds and notes (cost $629,023,164)		$677,646,473

CONVERTIBLE PREFERRED STOCKS (22.4%)(a)
	Shares	Value

Aerospace and defense (0.5%)

United Technologies Corp. $3.75 cv. pfd.	97,370	$5,018,450

		5,018,450
Automotive (2.0%)

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)	139,203	18,878,711

		18,878,711
Banking (1.2%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.	4,410	4,906,125

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	5,450	6,495,719

		11,401,844
Consumer (0.5%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.	40,490	4,805,758

		4,805,758
Electric utilities (2.7%)

Dominion Resources, Inc./VA $3.188 cv. pfd.	128,368	6,480,017

Exelon Corp. $3.25 cv. pfd.	186,878	8,734,678

NextEra Energy, Inc. $2.90 cv. pfd.	186,380	10,748,535

		25,963,230
Financial (1.3%)

AMG Capital Trust II $2.575 cv. pfd.	207,160	12,377,810

		12,377,810
Food (1.1%)

Tyson Foods, Inc. $2.375 cv. pfd.	201,773	10,885,653

		10,885,653
Health-care services (1.8%)

Anthem, Inc. $2.63 cv. pfd.(NON)	337,464	17,298,405

		17,298,405
Insurance (0.6%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)	105,197	6,066,711

		6,066,711
Medical technology (0.6%)

Alere, Inc. Ser. B, 3.00% cv. pfd.	18,445	6,054,571

		6,054,571
Oil and gas (1.1%)

Chesapeake Energy Corp. 144A 5.75% cum. cv. pfd.	6,980	3,617,359

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.	3,717	927,856

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.	132,873	5,713,539

		10,258,754
Pharmaceuticals (3.4%)

Allergan PLC Ser. A, 5.50% cv. pfd.	29,300	32,585,409

		32,585,409
Power producers (0.5%)

Dynegy, Inc. Ser. A, $5.375 cv. pfd.	49,979	4,742,008

		4,742,008
Real estate (0.8%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	265,512	7,459,241

		7,459,241
Regional Bells (0.9%)

Frontier Communications Corp. Ser. A, $11.25 cum. cv. pfd.(NON)	89,665	8,630,256

		8,630,256
Telecommunications (3.4%)

American Tower Corp. $5.50 cv. pfd.(R)	111,305	11,220,935

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)	73,002	7,549,137

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.	12,027	3,493,844

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.	139,891	9,960,239

		32,224,155

Total convertible preferred stocks (cost $205,976,939)		$214,650,966

COMMON STOCKS (2.0%)(a)
	Shares	Value

Brazil Ethanol, Inc. 144A (Unit)(F)	312,500	$31

DISH Network Corp. Class A(NON)	41,940	2,709,743

Jazz Pharmaceuticals PLC(NON)	13,635	2,621,192

Medivation, Inc.(NON)	1	40

Priceline Group, Inc. (The)(NON)	2,125	2,642,586

PulteGroup, Inc.	130,520	2,704,374

Salesforce.com, Inc.(NON)	39,910	2,925,403

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	80,340	5,545,067

Total common stocks (cost $18,104,931)		$19,148,436

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	$4,095,000	$3,327,177

Total corporate bonds and notes (cost $3,496,274)		$3,327,177

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.11%(AFF)	42,067,532	$42,067,532

Total short-term investments (cost $42,067,532)		$42,067,532

TOTAL INVESTMENTS

Total investments (cost $898,668,840)(b)		$956,840,584

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $959,899,256.
(b)	The aggregate identified cost on a tax basis is $899,563,115, resulting in gross unrealized appreciation and depreciation of $104,302,399 and $47,024,930, respectively, or net unrealized appreciation of $57,277,469.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$40,401,678	$289,963,052	$288,297,198	$27,620	$42,067,532
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,709,743	$—	$—
Consumer cyclicals	5,346,960	—	—
Energy	—	—	31
Health care	8,166,299	—	—
Technology	2,925,403	—	—
Total common stocks	19,148,405	—	31
Convertible bonds and notes	—	677,140,841	505,632
Convertible preferred stocks	36,589,542	178,061,424	—
Corporate bonds and notes	—	3,327,177	—
Short-term investments	42,067,532	—	—

Totals by level	$97,805,479	$858,529,442	$505,663

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers between level 1 and level 2 during the reporting period, totaling$10,748,535, are the result of changing to a pricing service as the source for the securities prices.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015